Interim Consolidated Statements of Profit or Loss and Other Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Research and development expenses, net	$ (1,168)	$ (576)
General and administrative expenses	(1,663)	(685)
Other expenses (expenses for merger with NLS)		(101)
Operating loss	(2,831)	(1,362)
Financing income	35	54
Financing expenses related to convertible instruments		(9,923)
Other financing expenses	(104)	(24)
Net financing expenses	(69)	(9,893)
Total loss	(2,900)	(11,255)
Deemed Dividend	(2,688)
Accrued Dividend	(37)
Net loss attributable to common shareholders	$ (5,625)	$ (11,255)
Basic loss per share	$ (0.96)	$ (3.68)
Diluted loss per share	$ (0.96)	$ (3.68)
Weighted average common shares used in computing basic net loss per common share (in Shares)	5,856,314	3,056,895	[1]
Weighted average common shares used in computing diluted net loss per common share (in Shares)	5,856,314	3,056,895	[1]
Comprehensive loss:
Net loss	$ (2,900)	$ (11,255)
Adjustments arising from translating financial statements from functional currency to presentation currency	14	(946)
Total other comprehensive loss	14	(946)
Total comprehensive loss	$ (2,886)	$ (12,201)

[1]	The weighted average shares outstanding have been restated to reflect the recapitalization and the 0.706 exchange ratio.